May 30, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:          Rydex Variable Trust (File Nos. 333-57017 and 811-08821)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of Rydex Variable Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and to the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 55 (“PEA No. 55”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 55 is to reflect revised principal investment strategies, and other corresponding changes, for the following series of the Trust:  the Managed Commodities Strategy Fund (formerly, the Long/Short Commodities Strategy Fund), Global Managed Futures Strategy Fund (formerly, the Managed Futures Strategy Fund), Multi-Hedge Strategies Fund, U.S. Long Short Momentum Fund, U.S. Government Money Market Fund, Amerigo Fund, Clermont Fund and Select Allocation Fund.

If you have any questions regarding these materials, please do not hesitate to contact me at (202) 373-6091.

Sincerely,

/s/ Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum